Stock Compensation Expenses - Schedule of Share Compensation Expense (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share Compensation Expense [Line Items]
Total stock compensation expenses	$ 6,104,670	$ 12,003,897	$ 14,342,784	$ 9,723,492
Stock options [Member]
Schedule of Share Compensation Expense [Line Items]
Total stock compensation expenses	2,156,676	6,821,384	14,342,784
Restricted stock units (RSU) [Member]
Schedule of Share Compensation Expense [Line Items]
Total stock compensation expenses	2,986,730	4,185,814	5,479,441	6,095,401
Advisory shares [Member]
Schedule of Share Compensation Expense [Line Items]
Total stock compensation expenses	$ 961,264	$ 996,699	$ 1,317,194	$ 476,025